1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

April 30, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment Nos. 416 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 416 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 417 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; (ii) incorporating disclosure changes made in response to Securities and Exchange Commission staff comments to Post-Effective Amendment No. 399 to the Registrant’s registration statement filed on February 28, 2014; (iii) filing any required exhibits; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information (“SAI”) for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Allocation Fund, Goldman Sachs Managed Futures Strategy Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund, each a series of the Registrant. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll